CONVERTIBLE NOTE PAYABLE (Details NarrativeS1) - USD ($)			1 Months Ended				12 Months Ended
	Apr. 05, 2018	Jan. 09, 2018	Apr. 22, 2019	Feb. 21, 2018	Nov. 30, 2017	Oct. 31, 2017	Dec. 31, 2018	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Dec. 31, 2017
A non-related party convertible promissory note								$ (22,928)		$ (22,928)	$ 17,531
Interest rate							2.15%
Common stock par value							$ 0.001	$ 0.001	$ 0.001		$ 0.001
Terms of conversion feature							The holder shall have the right from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of this note, to convert all or any part of the outstanding and unpaid principal amount into Common Stock. The conversion shall equal sixty-one percent (61%) of the average of the lowest two (2) trading prices for the Common Stock during the twelve (12) day trading period ending on the latest complete trading day prior to the conversion date, representing a discount rate of forty-five percent (39%).
GHS Investments LLC [Member]
A non-related party convertible promissory note			$ 57,000
Maturity date			Feb. 21, 2020
Common stock par value			$ 0.001
Derivative Liability							$ 0	$ 63,107
Outstanding balance										$ 57,000
Power Up Lending Group, Ltd [Member]
A non-related party convertible promissory note	$ 33,000	$ 28,000		$ 35,000	$ 33,000	$ 33,000
Interest rate	8.00%	8.00%		8.00%	8.00%	8.00%
Maturity date	Jan. 30, 2019	Oct. 15, 2018		Nov. 30, 2018	Sep. 10, 2018	Aug. 15, 2018
Interest rate after due date	22.00%	22.00%		22.00%	22.00%	22.00%
Common stock par value	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001